Loss Per Share (Details) - Schedule of net income per diluted	3 Months Ended
Mar. 31, 2023 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive instruments	18,687,817
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive instruments	12,937,479
Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive instruments	2,475,000
Earnout Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive instruments	3,234,375
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive instruments	40,963